WARRANTY LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
WARRANTY LIABILITIES
Beginning balance	$ 7,858	$ 7,632
Deconsolidation of a subsidiary	(130)
Expense accrued	7,538	3,211
Expense incurred	(2,899)	(3,165)
Translation adjustment	(251)	180
Closing balance	12,116	7,858
Less: current portion of warranty liabilities	(8,039)	(5,622)
Long-term warranty liabilities	$ 4,077	$ 2,236